--------------------------------------------------------------------------------







                               SEMI-ANNUAL REPORT







--------------------------------------------------------------------------------

                          BREMER INVESTMENT FUNDS, INC.

--------------------------------------------------------------------------------




                            Bremer Growth Stock Fund

                                Bremer Bond Fund





                                 March 31, 2002

--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

Shareholder Letter............................................................1

Statement of Assets and Liabilities...........................................3

Statement of Operations.......................................................4

Growth Stock Fund Statements of Changes in Net Assets.........................5

Bond Fund Statements of Changes in Net Assets.................................6

Growth Stock Fund Financial Highlights........................................7

Bond Fund Financial Highlights................................................8

Growth Stock Fund Schedule of Investments.....................................9

Bond Fund Schedule of Investments.............................................13

Notes to the Financial Statements.............................................18

--------------------------------------------------------------------------------

                               NOTICE TO INVESTORS


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

For more information about the Funds, please call 1-800-595-5552 to obtain a Prospectus. The Prospectus contains more complete information about the Fund, including fees and expenses, and should be read carefully before investing or sending money.


--------------------------------------------------------------------------------



Dear Shareholder:

The enclosed semi-annual report contains detailed information about the Bremer Growth Stock Fund and the Bremer Bond Fund, including their performance, expenses and holdings for the six-months ending March 31, 2002.

Over the past six months since our fiscal year began on October 1, 2001, expectations were for a continuation of negative economic news that could have pushed our economy into a recession during 2002. However, the Federal Reserve continued to cut interest rates another 125 basis points during the last three months of 2001.

With lower interest rates the consumer continued to spend on housing, autos and clothing, as well as consumer staples, all of which kept the economy from generating two quarters of negative performance, which is the normal definition of a recession. As a result, the equity markets had a very strong performance in our first fiscal quarter ended December 31, 2001, with the S&P 500 Index up 10.69% and the Bremer Growth Stock Fund up 10.48%. That performance was followed by returns of 0.28% for the S&P 500 Index and 0.50% for the Bremer Growth Stock Fund in our second fiscal quarter ended March 31, 2002, resulting in six month returns of 10.99% for the S&P 500 Index and 11.03% for the Bremer Growth Stock Fund as of March 31, 2002. This solid performance of the Bremer Growth Stock Fund can be attributed to overweighted positions and stock selection within the consumer staples and consumer discretionary sectors. Key holdings in those areas include Carnival Corp, McDonalds, Kohls, Best Buy, Walgreens, Kimberly-Clark and Avon Products.

Over the past six months, the Bremer Bond Fund had a shorter-duration and held a more defensive, higher quality and less volatile corporate bond exposure compared to its indices. The portfolio was more focused on its allocation into different sectors to improve diversification, credit quality, and structure, given the possibility of a recession in 2002. The Bremer Bond Fund declined 0.09% over the past six months ended March 31, 2002 versus a 0.14% decline in the Lehman Brothers Intermediate Government/Credit Bond Index and a 0.38% increase in the Lehman Brothers Intermediate Aggregate Bond Index over the same six month time period.

Over the next twelve months, as we work our way through an expansionary and stronger economic environment, we expect a more advantageous posture in the fixed income area may include lower quality securities and business cycle-dependent corporate mortgage-backed and asset-backed securities. As such, we look for Treasuries, Agencies and defensive corporates to perform well in the first part of 2002, but that should reverse as strength and credit fundamentals return to the economy.

Looking ahead in the equity market, an improving domestic economic environment should translate into better equity performance as the year 2002 progresses, although the recovery is expected to be rather moderate. Earnings improvement will be the key for equities. No particular sectors are being targeted to generate any extreme outperformance, however, in such an economic transition, the growth of earnings usually is stronger in cyclical stocks, rather than companies with stable growth. Further, cyclicals have been dramatically reducing costs, which should leverage earnings in future quarters. As 2002 progresses we still anticipate volatility, but an upward trend in the equity markets. However, we need to reiterate that more realistic annual returns of 8% to 10% are more probable than the 20% return levels of the late 1990's.

We continue to believe it is extremely important for our investors to keep a diversified, disciplined approach to investing, maintain realistic expectations about investment returns, and maintain a long-term focus for their portfolios.

We thank you for your business and appreciate your support and the opportunity to be of service to you. If you have questions or concerns about your long-term investment plan, please set up a time to talk to your investment advisor.

Sincerely,


Kenneth Nelson
President
Bremer Investment Funds, Inc.




================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2002

--------------------------------------------------------------------------------

                                                                --------------  -------------
                                                                --------------  -------------
                                                                  Growth            Bond
                                                                Stock Fund          Fund
                                                                --------------  -------------
                                                                --------------  -------------
ASSETS:
  Investments, at market value
     (Cost of $62,687,083 and $102,071,988, respectively)         $85,559,503   $103,556,425
  Dividends receivable                                                 72,750              -
  Interest receivable                                                   5,951      1,009,784
  Receivable for fund shares sold                                     125,592         83,775
  Other assets                                                          4,607          4,097
                                                                --------------  -------------
         Total assets                                              85,768,403    104,654,081
                                                                --------------  -------------

LIABILITIES:
  Payable to Investment Adviser                                        51,040         62,052
  Dividends payable                                                         -        460,323
  Accrued expenses and other liabilities                               39,893         46,961
                                                                --------------  -------------
         Total liabilities                                             90,933        569,336
                                                                --------------  -------------

NET ASSETS                                                        $85,677,470   $104,084,745
                                                                ==============  =============


NET ASSETS CONSIST OF:
  Capital stock                                                   $68,984,158   $104,062,950
  Accumulated undistributed net investment income                      17,857         13,003
  Accumulated undistributed net realized (loss) on investments    (6,196,965)    (1,475,645)
  Net unrealized appreciation on investments                       22,872,420      1,484,437
                                                                --------------  -------------
      Total Net Assets                                            $85,677,470   $104,084,745
                                                                ==============  =============

  Shares outstanding
      (100 million shares authorized for each Fund,
      $ .0001 par value)                                            6,094,704     10,313,897
                                                                ==============  =============

  Net Asset Value, Redemption Price and Offering Price Per Share     $  14.06      $   10.09
                                                                ==============  =============

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2002

---------------------------------------------------------------------------------------------------

                                                                  -------------  -------------
                                                                      Growth          Bond
                                                                    Stock Fund        Fund
                                                                  -------------  -------------
INVESTMENT INCOME:
  Dividend income (net of withholding tax of $4,166
        and $0, respectively)                                       $ 342,902    $         -
  Interest income                                                      52,038      3,212,849
  Other income                                                              -          3,988
                                                                  ------------   ------------
   Total investment income                                            394,940      3,216,837
                                                                  ------------   ------------

EXPENSES:
  Investment advisory fees                                            290,201        361,370
  Shareholder servicing and accounting costs                           30,455         42,003
  Administration fees                                                  24,874         30,975
  Professional fees                                                    11,648         11,648
  Custody fees                                                          8,918          9,828
  Distribution fees                                                     6,219          6,969
  Reports to shareholders                                               4,186            468
  Federal and state registration                                        2,366          1,638
  Amortization of organizational expenses                               1,728          1,727
  Directors' fees and expenses                                          1,274          1,274
  Other                                                                   546          4,186
                                                                  ------------   ------------
       Total expenses                                                 382,415        472,086
                                                                  ------------   ------------


NET INVESTMENT INCOME                                                  12,525      2,744,751
                                                                  ------------   ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                          (4,368,762)        89,806
  Change in unrealized appreciation (depreciation) on investments  12,818,897     (2,866,795)
                                                                  ------------   ------------
       Net realized and unrealized gain (loss) on investments       8,450,135     (2,776,989)
                                                                  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $ 8,462,660     $  (32,238)
                                                                  ============   ============

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                            ------------------------------
                                                                   Growth Stock Fund
                                                            ------------------------------
                                                            Six Months Ended   Year Ended
                                                             March 31, 2002   September 30,
                                                               (Unaudited)        2001
                                                             --------------  -------------

OPERATIONS:
      Net investment income                                   $     12,525    $    55,063
      Net realized (loss) on investments                        (4,368,762)    (1,828,202)
      Change in unrealized appreciation (depreciation) on       12,818,897    (27,659,502)
      investments
           Net increase (decrease) in net assets resulting
                from operations                                  8,462,660    (29,432,641)
                                                             --------------  -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                        (45,483)             -
      Net realized gains                                                 -       (938,841)
                                                             --------------  -------------
           Total dividends and distributions                       (45,483)      (938,841)
                                                             --------------  -------------


CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                  7,044,083     24,578,795
      Proceeds from shares issued to holders in
      reinvestment of dividends                                    10,824        211,266
      Cost of shares redeemed                                   (6,181,314)   (11,286,895)
                                                             --------------  -------------
           Net increase in net assets resulting from
           capital share transactions                              873,593     13,503,166
                                                             --------------  -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                          9,290,770    (16,868,316)
                                                             --------------  -------------


NET ASSETS:
      Beginning of period                                       76,386,700     93,255,016
                                                             --------------  -------------

      End of period (including undistributed net investment
      income of $17,857 and $43,814, respectively)            $ 85,677,470    $76,386,700



              See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                             --------------------------------
                                                                      Bond Fund
                                                            ---------------------------------
                                                             Six Months Ended  Year Ended
                                                              March 31, 2002   September 30,
                                                               (Unaudited)     2001
                                                            ---------------   --------------
OPERATIONS:
  Net investment income                                         $2,744,751       $5,722,748
  Net realized gain on investments                                  89,806          273,160
  Change in unrealized appreciation (depreciation)
        on investments                                          (2,866,795)        5,648,547
                                                            ---------------   --------------
                                                            ---------------   --------------
       Net increase (decrease) in net assets resulting
        from operations                                            (32,238)      11,644,455
                                                            ---------------   --------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                         (2,741,979)      (5,722,748)
                                                            ---------------   --------------
       Total dividends                                          (2,741,979)      (5,722,748)
                                                            ---------------   --------------


CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                     12,551,804       22,319,066
  Proceeds from shares issued to holders in reinvestment
  of dividends                                                     309,545          762,470
  Cost of shares redeemed                                       (9,268,189)     (21,347,705)
                                                            ---------------   --------------
       Net increase in net assets resulting from
       capital share transactions                                3,593,160        1,733,831
                                                            ---------------   --------------

TOTAL INCREASE IN NET ASSETS                                       818,943        7,655,538
                                                            ---------------   --------------


NET ASSETS:
  Beginning of period                                          103,265,802       95,610,264
                                                            ---------------   --------------

  End of period (including undistributed net investment
  income of $13,003 and $8,203, respectively)                $ 104,084,745    $ 103,265,802

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================
================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                Growth Stock Fund
 -------------------------------------------------------------------------------




                                           Six Months Ended             Year Ended September 30,
                                               March 31,     -------------------------------------------------
                                           2002 (Unaudited)       2001            2000             1999
                                           --------------------------------- ---------------- ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                $12.67           $18.13          $15.73          $12.28
                                           ----------------  --------------- ---------------- ---------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.01 2           0.01           (0.01)           0.02
  Net realized and unrealized gain (loss)
  on investments                                      1.39            (5.30)           2.98            3.54
                                           ----------------  --------------- ---------------- ---------------
       Total from investment operations               1.40            (5.29)           2.97            3.56

                                           ----------------  --------------- ---------------- ---------------

LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income               (0.01)               -           (0.01)          (0.04)
  Distributions from net realized gains                 -             (0.17)          (0.56)          (0.07)
                                           ----------------  --------------- ---------------- ---------------
       Total dividends and  distributions            (0.01)           (0.17)          (0.57)          (0.11)
                                           ----------------  --------------- ---------------- ---------------

NET ASSET VALUE, END OF PERIOD                      $14.06           $12.67          $18.13          $15.73
                                           ================  =============== ================ ===============


TOTAL RETURN                                         11.03% 2        -29.39%          18.78%          28.97%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                    $85,677,470      $76,386,700     $93,255,016     $67,316,277
  Ratio of net expenses to average net assets         0.92% 3          0.94%           0.90%           0.89%

  Ratio of net investment income (loss)
     to average net assets                            0.03% 3          0.06%          (0.02%)          0.09%
  Portfolio turnover rate                             6.81%           11.04%          10.75%          16.74%


  1 Commencement of Operations.
  2 Not Annualized.
  3 Annualized.

 -------------------------------------------------------------------------------
                                Growth Stock Fund
 -------------------------------------------------------------------------------



                                                                January 27,
                                               Year Ended         1997(1)
                                               September 30,     through
                                              ---------------   September 30,
                                                  1998              1997
                                              ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $11.90          $10.00
                                              --------------- ------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.04            0.03
  Net realized and unrealized gain (loss)
  on investments                                      0.39            1.87
                                              --------------- ---------------
       Total from investment                          0.43            1.90
  operations
                                              --------------- ---------------

LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income               (0.03)               -
  Distributions from net realized                    (0.02)               -
  gains
                                              -------------- ---------------
       Total dividends and                           (0.05)               -
  distributions
                                              -------------- ---------------

NET ASSET VALUE, END OF PERIOD                      $12.28          $11.90
                                              ============== ===============


TOTAL RETURN                                          3.61%          19.00% 2


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                    $54,174,557      $51,103,642
  Ratio of net expenses to average net                0.91%           1.05% 3
  assets
  Ratio of net investment income (loss)
     to average net assets                            0.27%           0.62% 3
  Portfolio turnover rate                            13.15%          11.30%


  1 Commencement of Operations.
  2 Not Annualized.
  3 Annualized.
                     See Notes to the Financial Statements.

================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                         ------------------------------------------------------------------
                                                                        Bond Fund
                                         ------------------------------------------------------------------


                                             Six Months
                                               Ended                   Year Ended September 30,
                                                            -----------------------------------------------
                                           March 31, 2002        2001            2000             1999
                                            (Unaudited)
                                         ----------------------------------- --------------  --------------
PER SHARE DATA:
    NET ASSET VALUE, BEGINNING OF PERIOD          $10.37              $9.77          $9.86           $10.47
                                         ----------------   ---------------- --------------  --------------

    INCOME (LOSS) FROM INVESTMENT OPERATIONS:
      Net investment income                         0.27               0.57           0.58             0.55
      Net realized and unrealized gain (loss)
      on investments                              (0.28)               0.60         (0.09)           (0.57)
                                         ----------------   ---------------- --------------  --------------
           Total from investment                  (0.01)               1.17           0.49           (0.02)
      operations
                                         ----------------   ---------------- --------------  --------------

    LESS DIVIDENDS AND DISTRIBUTIONS:
      Dividends from net investment
      income                                      (0.27)             (0.57)         (0.58)           (0.55)
      Distributions from net realized
      gains                                            -                  -              -           (0.04)
                                         ----------------   ---------------- --------------  --------------
           Total dividends and                    (0.27)             (0.57)         (0.58)           (0.59)
      distributions
                                         ----------------   ---------------- --------------  --------------

    NET ASSET VALUE, END OF PERIOD                $10.09             $10.37          $9.77            $9.86
                                         ================   ================ ==============  ==============


TOTAL RETURN                                      -0.09% 2           12.35%          5.19%           -0.22%


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period               $104,084,745       $103,265,802    $95,610,264      $91,988,144
    Ratio of net expenses to average
    net assets                                     0.91%  3           0.93%          0.91%            0.90%
    Ratio of net investment income to
    average net assets                             5.32%  3           5.73%          5.97%            5.44%
    Portfolio turnover rate                       12.02%             28.24%         49.79%           58.62%


  1 Commencement of Operations.
  2 Not Annualized.
  3 Annualized.

                                         ---------------------------------
                                                     Bond Fund
                                         ---------------------------------


                                            Year Ended       January 27,
                                           September 30,       1997(1)
                                         ----------------     through
                                               1998         September 30,
                                                                 1997
                                          ---------------  ----------------
PER SHARE DATA:
    NET ASSET VALUE, BEGINNING OF PERIOD          $10.18           $10.00
                                          ---------------  ---------------

    INCOME (LOSS) FROM INVESTMENT OPERATIONS:
      Net investment income                         0.56             0.35
      Net realized and unrealized gain (loss)
      on investments                                0.29             0.17
                                          ---------------  ---------------
           Total from investment                    0.85             0.52
      operations
                                          ---------------  ---------------

    LESS DIVIDENDS AND DISTRIBUTIONS:
      Dividends from net investment
      income                                      (0.56)           (0.34)
      Distributions from net realized
      gains                                            -                -
                                          ---------------  ----------------
           Total dividends and                    (0.56)           (0.34)
      distributions
                                          ---------------  ---------------

    NET ASSET VALUE, END OF PERIOD                $10.47           $10.18
                                          ===============  ===============


TOTAL RETURN                                       8.59%            5.33% 2


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period                $82,756,014      $73,683,643
    Ratio of net expenses to average                                      3
    net assets                                     0.89%            1.01%
    Ratio of net investment income to                                     3
    average net assets                             5.46%            5.60%
    Portfolio turnover rate                       66.66%           38.35%


  1 Commencement of Operations.
  2 Not Annualized.
  3 Annualized.




                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================

 SCHEDULE OF INVESTMENTS - March 31, 2002 (Unaudited)

                                Growth Stock Fund
---------------------------------------------------------------------


Shares                                                               Value
              -----------------------------------------------------
              COMMON STOCKS - 97.2%
              -----------------------------------------------------

              BANKING & FINANCIAL SERVICES - 13.1%
    45,000    The Charles Schwab Corporation                        $ 589,050
    43,500    Citigroup Inc.                                        2,154,120
    15,000    Fannie Mae                                            1,198,200
    18,000    Freddie Mac                                           1,140,660
    25,000    Mellon Financial Corporation                            964,750
    20,000    Standard & Poor's Depository Receipt Trust Series 1   2,290,400
    60,000    U.S. Bancorp                                          1,354,200
    30,800    Wells Fargo & Company                                 1,521,520
                                                                    ------------
                                                                   11,212,900
                                                                    ------------

              BUSINESS SERVICE - 10.0%
    35,000    Agilent Technologies, Inc. *                          1,223,600
    17,000    Certegy Inc. *                                          674,900
    67,600    Concord EFS, Inc. *                                   2,247,700
    34,000    Equifax Inc.                                          1,016,600
    29,700    FedEx Corp. *                                         1,725,570
    15,000    First Data Corporation                                1,308,750
    50,000    Solectron Corporation *                                 390,000
                                                                    ------------
                                                                    8,587,120
                                                                    ------------

              CAPITAL GOODS - 7.8%
    15,000    The Boeing Company                                      723,750
    23,300    Dover Corporation                                       955,300
    13,000    Emerson Electric Co.                                    746,070
    85,000    General Electric Company                              3,183,250
     9,500    Minnesota Mining and Manufacturing Company (3M)       1,092,595
                                                                    ------------
                                                                    6,700,965
                                                                    ------------

              COMMUNICATIONS & MEDIA - 4.0%
    31,000    AOL Time Warner Inc.*                                   733,150
    10,000    EchoStar Communications Corporation                     283,200
    34,500    The Interpublic Group of Companies, Inc.              1,182,660
    25,000    Viacom Inc. - Class B *                               1,209,250
                                                                    ------------
                                                                    ------------
                                                                    3,408,260
                                                                    ------------
                                                                    ------------


                 See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Shares                                                               Value
              COSMETICS & TOILETRIES - 6.2%
    35,000    Avon Products, Inc.                                   1,901,200
    20,000    Colgate-Palmolive Company                             1,143,000
    35,000    Kimberly-Clark Corporation                            2,262,750
                                                                    ------------
                                                                    5,306,950
                                                                    ------------

              DRUGS - 3.4%
     6,000    Merck & Co., Inc.                                       345,480
    30,000    Pfizer Inc.                                           1,192,200
    30,000    Pharmacia Corporation                                 1,352,400
                                                                    ------------
                                                                    2,890,080
                                                                    ------------
              ENERGY - 5.6%
    17,000    BP p.l.c.                                               902,700
     5,000    ChevronTexaco Corporation                               451,350
    30,000    El Paso Corporation                                   1,320,900
    35,000    Exxon Mobil Corporation                               1,534,050
     7,000    Nabors Industries, Inc.                                 295,750
     5,000    Schlumberger Limited                                    294,100
                                                                    ------------
                                                                    4,798,850
                                                                    ------------

              FOOD, BEVERAGE & TOBACCO - 2.2%
    36,000    PepsiCo, Inc.                                         1,854,000
                                                                    ------------

              HEALTH CARE - 6.1%
    25,000    Amgen Inc. *                                          1,492,000
    90,000    HEALTHSOUTH Corporation                               1,291,500
    45,000    Medtronic, Inc.                                       2,034,450
     5,000    Quest Diagnostics Incorporated                          414,250
                                                                    ------------
                                                                    5,232,200
                                                                    ------------

              INSURANCE - 3.2%
    46,000    AFLAC Corporation                                     1,357,000
    18,750    American International Group, Inc.                    1,352,625
                                                                    ------------
                                                                    2,709,625
                                                                    ------------

              MEDICAL PRODUCTS - 2.1%
    28,000    Johnson & Johnson                                     1,818,600
                                                                    ------------

              RESTAURANT - 1.3%
    40,000    McDonald's Corporation                                1,110,000
                                                                    ------------

              RETAIL - GENERAL - 12.1%
    24,000    Best Buy Co., Inc. *                                  1,900,800
    33,000    CVS Corporation                                       1,132,890
    15,000    Kohl's Corporation                                    1,067,250
    55,000    Target Corporation                                    2,371,600
    36,000    Wal-Mart Stores, Inc.                                 2,206,440
    44,000    Walgreen Co.                                          1,724,360
                                                                    ------------
                                                                    10,403,340
                                                                    ------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Shares                                                               Value
              SOFTWARE - 5.8%
    30,000    Cognos, Inc. *                                        $ 823,500
    34,741    Computer Associates International, Inc.                760,480
    35,000    Microsoft Corporation *                               2,110,850
   100,000    Oracle Corporation *                                  1,280,000
                                                                    ------------
                                                                    4,974,830
                                                                    ------------

              TECHNOLOGY - 8.9%
    55,000    American Power Conversion Corporation *                 812,900
   100,000    Atmel Corporation *                                   1,014,000
    80,000    Cisco Systems, Inc. *                                 1,354,400
    30,000    Dell Computer Corporation                               783,300
    55,000    Intel Corporation                                     1,672,550
    40,000    Lucent Technologies Inc. *                              189,200
    35,000    Motorola, Inc.                                          497,000
    40,000    Texas Instruments Incorporated                        1,324,000
                                                                    ------------
                                                                    7,647,350
                                                                    ------------

              TELECOMMUNICATIONS - 2.9%
   100,000    ADC Telecommunications, Inc. *                          407,000
    42,000    Nokia Corporation - ADR                                 871,080
    70,000    WorldCom, Inc. *                                        471,800
    20,000    SBC Communications Inc.                                 748,800
                                                                    ------------
                                                                    2,498,680
                                                                    ------------

              TRAVEL & RECREATION - 2.5%
    36,000    Carnival Corporation                                  1,175,400
    40,000    The Walt Disney Company                                 923,200
                                                                    ------------
                                                                    2,098,600
                                                                    ------------

              TOTAL COMMON STOCKS
                   (Cost of $60,379,930)                           83,252,350
                                                                    ------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
Principal
 Amount                                                           Value
            ----------------------------------------------------
            SHORT-TERM INVESTMENTS - 2.7%
            ----------------------------------------------------


            INVESTMENT COMPANY -0.7%
   631,156  First American Prime Obligations Fund,
            1.7354%, 12/31/31                                     $ 631,156
                                                                ------------

            VARIABLE RATE DEMAND NOTES - 2.0%
 1,675,997  First American Treasury Obligations Fund,
             1.1290%, 12/31/31                                    1,675,997
                                                                ------------

            TOTAL SHORT-TERM INVESTMENTS
                 (Cost of $2,307,153)                             2,307,153
                                                                ------------

            TOTAL INVESTMENTS - 99.9%
                 (Cost of $62,687,083)                           85,559,503
                                                                ------------

            Liabilities in excess of other assets - 0.1%            117,967
                                                                ------------

            TOTAL NET ASSETS - 100.0%                           $ 85,677,47
                                                                ============

*    Non-income producing security.

**   Variable rate security. The rates listed are as of March 31, 2002.



                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------


================================================================================
BREMER INVESTMENT FUNDS, INC.
================================================================================


 SCHEDULE OF INVESTMENTS - March 31, 2002 (Unaudited)

                                    Bond Fund

--------------------------------------------------------------------------------

Principal
Amount                                                               Value
                -------------------------------------------------
                LONG-TERM INVESTMENTS - 91.8%
                -------------------------------------------------

                -------------------------------------------------
                CORPORATE BONDS & NOTES - 25.5%
                -------------------------------------------------
                AGRICULTURAL OPERATIONS - 2.1%
   $210,000     Cargill, Incorporated r
                   6.150%, 02/25/08                                $  208,514
  2,000,000     Cargill, Incorporated r
                   6.300%, 04/15/09                                 1,990,072
                                                                 -------------
                                                                    2,198,586
                                                                 -------------

                BANK & BANK HOLDING CO. - 5.2%
  2,000,000     Bank of America Corporation
                   7.400%, 01/15/11                                 2,115,294
  3,290,000     First Union National Bank - North Carolina##
                   6.180%, 02/15/36                                 3,300,666
                                                                 -------------
                                                                    5,415,960
                                                                 -------------

                COSMETICS & TOILETRIES - 2.0%
  1,000,000     Gillette Company
                   5.750%, 10/15/05                                 1,016,032
  1,000,000     Procter & Gamble Company
                   6.875%, 09/15/09                                 1,060,512
                                                                 -------------
                                                                    2,076,544
                                                                 -------------

                ENERGY - 1.1%
  1,000,000     Allegheny Energy Supply r
                   7.800%, 03/15/11                                   949,631
    150,000     Exxon Capital Corporation
                   6.000%, 07/01/05                                   156,288
                                                                 -------------
                                                                    1,105,919
                                                                 -------------

                FINANCIAL SERVICES - 3.4%
  1,000,000     Associates Corporation, N.A.
                   6.250%, 11/01/08                                 1,004,449
  1,000,000     General Electric Capital Corporation
                   6.267%, 07/23/03                                 1,037,226
  1,450,000     Salomon, Inc.
                   6.250%, 05/15/03                                 1,498,885
                                                                 -------------
                                                                    3,540,560
                                                                 -------------

                FOOD, BEVERAGE & TOBACCO - 4.3%
  1,000,000     Anheuser-Busch Companies, Inc.
                   5.125%, 10/01/08                                   971,690



                     See Notes to the Financial Statements.
-------------------------------------------------------------------------------
Principal
Amount                                                                 Value
 $1,000,000     Hormel Foods Corporation r
                   6.625%, 06/01/11                                 $1,006,121

  1,000,000     Pepsi Bottling Group, Inc. r
                   5.625%, 02/17/09                                    973,048
    235,000     PepsiCo, Inc.
                   5.750%, 01/15/08                                    239,306
  1,250,000     Supervalu, Inc.
                   6.560%, 06/09/05                                  1,232,145
                                                                  -------------
                                                                     4,422,310
                                                                  -------------

                INSURANCE - 4.0%
  1,000,000     AIG Sunamerica Global r
                   5.200%, 05/10/04                                  1,017,646
  2,008,000     Reliastar Financial Corporation
                   7.125%, 03/01/03                                  2,072,107
  1,000,000     St. Paul Companies, Inc.
                   7.370%, 08/20/07                                  1,048,828
                                                                  -------------
                                                                     4,138,581
                                                                  -------------

                MANUFACTURING - 1.0%
  1,000,000     Honeywell International, Inc.
                   7.500%, 03/01/10                                  1,063,928
                                                                  -------------

                MEDICAL - 1.0%
  1,040,000     Abbott Laboratories
                   6.000%, 03/15/08                                  1,046,681
                                                                  -------------

                TELECOMMUNICATIONS - 1.4%
  1,500,000     AT&T Corp.#
                   5.625%, 03/15/04                                  1,498,499
                                                                  -------------

                TOTAL CORPORATE BONDS & NOTES
                     (Cost of $25,776,531)                          26,507,568
                                                                  -------------

                --------------------------------------------------
                ASSET BACKED SECURITIES - 9.9%
                --------------------------------------------------

                COLLATERALIZED AUTO LOAN OBLIGATIONS - 4.4%
  1,976,214     Ford Credit Auto Owner Trust#
                   Series 1999-D, Class A5, 6.520%, 09/15/03         2,010,748
  1,000,000     MMCA Automobile Trust#
                   Series 1999-2, Class A3, 7.000%, 05/15/04         1,024,655
  1,500,000     Nissan Auto Receivables Owner Trust#
                   Series 2000-B, Class A4, 7.270%, 11/15/04         1,572,345
                                                                  -------------
                                                                     4,607,748
                                                                  -------------

                COLLATERALIZED CREDIT CARD OBLIGATIONS - 5.5%
  1,250,000     Citibank Credit Card Master Trust I#
                   Series 1998-3, Class A, 5.800%, 02/07/05          1,280,118
  1,000,000     Dayton Hudson Credit Card Master Trust#
                   Series 1997-1, Class A, 6.250%, 08/25/05          1,022,023


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

Principal
Amount                                                            Value
------
 $1,250,000     Metris Master Trust#
                   Series 1997-1, Class A, 6.870%, 10/20/05       $ 1,254,459
  2,100,000     Providian Master Trust#
                   Series 1999-2, Class A, 6.600%, 04/16/07         2,137,682
                                                                 -------------
                                                                    5,694,282
                                                                 -------------

                TOTAL ASSET BACKED SECURITIES
                     (Cost of $9,980,207)                          10,302,030
                                                                 -------------

                -------------------------------------------------
                NON-AGENCY MORTGAGE-BACKED SECURITIES - 4.6%
                -------------------------------------------------

                COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
    963,219     Chemical Mortgage Securities, Inc.#
                   Series 1994-1, Class A7, 6.250%, 01/25/09          969,435
    958,122     Countrywide Mortgage Backed Securities, Inc.#
                   Series 1994-D, Class A9, 6.500%, 03/25/24          968,486
  2,044,249     DLJ Mortgage Acceptance Corporation#
                   Series 1998-2, Class 2A10, 7.000%, 06/25/28      2,066,914
    748,563     Norwest Asset Securities Corporation#
                   Series 1997-9, Class A4, 7.000%, 06/25/12          756,733
                                                                 -------------

                TOTAL NON- AGENCY MORTGAGE-BACKED SECURITIES
                     (Cost of $4,703,068)                           4,761,568
                                                                 -------------

                ----------------------------------------------------------------
                U.S. GOVERNMENT AGENCY AND
                AGENCY-BACKED ISSUES - 36.6%
                ----------------------------------------------------------------
  3,500,000     Fannie Mae
                   6.250%, 02/01/11                                 3,495,223
                                                                 -------------

  2,100,000     Federal Farm Credit Bank
                   6.370%, 10/30/07                                 2,184,431
                                                                 -------------
                Federal Home Loan Bank
  1,250,000        6.150%, 10/14/04                                 1,304,804
  2,000,000        7.125%, 02/15/05                                 2,140,102
  1,000,000        6.375%, 08/15/06                                 1,046,630
  1,390,000        5.755%, 11/20/08#                                1,379,243
                                                                 -------------
                                                                    5,870,779
                                                                 -------------

                Federal Home Loan Mortgage Corporation (FHLMC),
                   Participation Certificates
    819,354        Pool #C90290, 7.000%, 08/01/19                     836,197
                                                                --------------

                Federal Home Loan Mortgage Corporation (FHLMC),
    115,780        Adjustable Rate Mortgage, Pool #845864,
                   6.809%*, 07/01/24                                  117,574
                                                                --------------

                Federal Home Loan Mortgage Corporation (FHLMC),
                   Real Estate Mortgage Investment Conduits (REMIC)
    635,487        Series 1769, Class A, 6.500%, 05/15/08             652,595
  2,250,000        7.625%, 09/09/09#                                2,301,588
                                                                --------------
                                                                    2,954,183
                                                                --------------


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------

Principal
Amount                                                                  Value
                Federal National Mortgage Association (FNMA),
                   Pass-Thru Certificates
 $1,535,487        Pool #303922, 6.000%, 05/01/16                  $ 1,510,153
    776,129        Pool #323380, 6.500%, 10/01/28                      777,069
    165,387        Pool #211830, 7.000%, 04/01/23                      171,453
                                                                   ------------
                                                                     2,458,675
                                                                   ------------

                Federal National Mortgage Association (FNMA),
                   Real Estate Mortgage Investment Conduits (REMIC)
    500,000        Series 1993-134, Class L, 6.500%, 08/25/08          516,110
    255,411        Series 1989-69, Class G, 7.600%, 10/25/19           269,988
  1,597,860        Series 1993-38, Class V, 5.757%, 08/25/21         1,623,933
  1,051,166        Series 1998-50, Class DN, 6.250%, 09/25/28        1,063,332
     86,828        Series 1998-50, Class EN, 6.500%, 09/25/28           86,762
                                                                   ------------
                                                                     3,560,125
                                                                   ------------

  2,000,000     Freddie Mac
                   5.875%, 03/21/11                                  1,945,066
                                                                   ------------

                Government National Mortgage Association (GNMA),
    909,671        Pool #521580, 7.000%, 11/15/14                      948,233
  1,090,987        Pool #520754, 7.000%, 07/15/15                    1,136,896
    715,770        Pool #520763, 7.000%, 07/15/15                      745,889
    577,705        Pool #492995, 6.000%, 11/15/28                      563,585
  1,302,781        Pool #780941, 6.000%, 12/15/28                    1,270,940
    417,322        Pool #781029, 6.500%, 05/15/29                      417,067
    989,025        Pool #542643, 6.000%, 03/15/31                      961,605
  2,468,095        Pool #564700, 6.000%, 07/15/31                    2,399,669
    991,814        Pool #564153, 6.500%, 07/15/31                      990,279
     56,080        Adjustable Rate Mortgages, Pool #859287,
                    6.750%*, 07/20/26                                   57,609
    273,794        Pool #80571, 6.000%, 01/20/32                       279,570
    726,206        Pool #80589, 6.000%, 03/20/32                       741,524
  1,994,298        Pool #80579, 5.000%, 02/20/32                     2,009,333
  2,165,000        Pool #80587, 5.500%, 03/20/32                     2,197,813
                                                                   ------------
                                                                    14,720,012
                                                                   ------------

                TOTAL U.S. GOVERNMENT AGENCY AND AGENCY-BACKED ISSUES
                     (Cost of $37,685,559)                          38,142,265
                                                                   ------------

                ---------------------------------------------------
                U.S. TREASURY OBLIGATIONS - 15.2%
                ---------------------------------------------------

                U.S. Treasury Notes
  1,500,000        7.250%, 05/15/04                                   1,605,645
  3,000,000        6.500%, 08/15/05                                   3,191,838
  1,000,000        5.750%, 11/15/05                                   1,039,649
  1,500,000        6.250%, 02/15/07                                   1,584,962
  1,000,000        5.500%, 02/15/08                                   1,020,547
  1,000,000        5.000%, 02/15/11                                     969,415
  1,000,000        6.500%, 10/15/06                                   1,065,977
                                                                   -------------
                                                                     10,478,033
                                                                   -------------

                U.S. Treasury Bonds
  1,000,000        10.750%, 05/15/03                                  1,086,446
    600,000        7.500%, 11/15/16                                     689,531
  3,000,000        10.750%, 08/15/05                                  3,582,891
                                                                   -------------
                                                                      5,358,868
                                                                   -------------


                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost of $15,907,079)                         $15,836,901
                                                                   ------------

                TOTAL LONG-TERM INVESTMENTS
                     (Cost of $94,052,444)                          95,550,332
                                                                   ------------
Principal
Amount                                                              Value
                -------------------------------------------------
                SHORT-TERM INVESTMENTS - 7.7%
                -------------------------------------------------

                -------------------------------------------------
                CORPORATE BONDS & NOTES - 1.9%
                -------------------------------------------------

  2,000,000     Hilton Hotels Corporation
                  7.700%, 07/15/02                                   2,012,700
                                                                 --------------

                TOTAL CORPORATE BONDS & NOTES
                     (Cost of $2,026,150)                            2,012,700
                                                                 --------------

                -------------------------------------------------
                INVESTMENT COMPANY - 5.8%
                -------------------------------------------------

  1,000,000     Enterprise Fund                                        999,899
  4,993,494     First American Prime Obligations Fund                4,993,494
                                                                 --------------

                TOTAL INVESTMENT COMPANY
                     (Cost of $5,993,394)                            5,993,393
                                                                 --------------

                TOTAL SHORT-TERM INVESTMENTS
                   (Cost of $8,019,544)                              8,006,093
                                                                 --------------

                TOTAL INVESTMENTS - 99.5%
                     (Cost of $102,071,988)                        103,556,425
                                                                 --------------

                Other assets in excess of liabilities - 0.5%           528,321
                                                                 --------------

                TOTAL NET ASSETS - 100.0%                        $ 104,084,746
                                                                 ==============


#    Callable.

##   Putable.

*    Variable rate security. The rates listed are as of March 31, 2002.

r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

 NOTES TO THE FINANCIAL STATEMENTS
March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

1.  ORGANIZATION

Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. In addition to the Funds, the Company offers the Legacy Minnesota Municipal Bond Fund. This report contains the information of all portfolios, except for the Legacy Minnesota Municipal Bond Fund. Information with respect to this portfolio is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c) Written Option Accounting - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

d) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

e) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

The revised AICPA Audit and Accounting Guide for Investment companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide could impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Funds.

3.  CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Funds for the six months ended March 31, 2002, were as follows:

                                                        -----------  -----------
                                                        Growth Fund    Bond Fund
                                                        -----------  -----------
 Shares sold                                                          1,226,236
                                                           513,436
 Shares issued to holders in reinvestment of dividends
                                                               766       30,070
 Shares redeemed                                          (448,995)    (904,727)
                                                        -----------  -----------
 Net increase                                               65,207      351,579
                                                        ===========  ===========
        Transactions in shares of the Funds for the year ended September 30, 2001, were as follows:

                                                       -----------  ------------
                                                       Growth Fund   Bond Fund
                                                       -----------  ------------
 Shares sold                                            1,582,892     2,215,771
 Shares issued to holders in reinvestment of dividends
                                                           12,620        75,699
 Shares redeemed                                         (709,766)   (2,114,923)
                                                       -----------  ------------
 Net increase                                             885,746        176,547
                                                       ===========  ============
4.  INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Funds for the six months ended March 31, 2002, were as follows:


                                                  -----------  -------------
                                                  Growth Fund      Bond Fund
                                                  -----------  -------------
Purchases:
U.S. Government                                      $     -   $ 10,988,196
Other                                             13,226,316
                                                                          -

Sales:
U.S. Government                                                   7,048,281
                                                           -
Other                                              5,158,667      1,297,910

At March 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                   -----------  -------------
                                                   Growth Fund     Bond Fund
                                                   -----------  -------------
Appreciation                                     $ 28,709,523   $  2,046,832
(Depreciation)                                    (5,837,103)      (562,395)
                                                 -------------  -------------
Net appreciation on investments                  $ 22,872,420   $  1,484,437
                                                 =============  =============

At March 31, 2002, the cost of  investments  for federal income tax purposes was
$62,687,083and   $102,071,988   for  the  Growth   Stock  Fund  and  Bond  Fund,
respectively.

At September 30, 2001, the Bond Fund had accumulated net realized capital loss carryovers of $1,525,687, with $96,775 expiring in 2008 and $1,428,912 expiring in 2009.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Funds' daily net assets.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate is an annual rate of 0.02% and 0.015% of a Fund's average daily net assets for the Growth Stock Fund and Bond Fund, respectively. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2002, $6,219 and $6,969 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.  RELATED PARTIES

Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 5,857,663 and 10,291,739 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of March 31, 2002.


--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                         Independent Public Accountants
                                Ernst & Young LLP
                            111 East Kilbourn Avenue
                               Milwaukee, WI 53202

                                   Distributor
                          Rafferty Capital Markets, LLC
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                    Directors
                                Kenneth P. Nelson
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek
                                  David Melroe
                                  Lois Buermann